GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 98.3%	Value
	Application Software: 8.8%
8,839	Intuit Inc.	$6,036,241
12,559	Microsoft Corp.	6,504,934
20,376	salesforce.com Inc.	4,829,112
		17,370,287
	Computers: 3.0%
22,737	Apple Inc.	5,789,522

	Diversified Manufacturing Operations: 8.7%
30,515	Danaher Corp.	6,049,904
11,109	Roper Industries, Inc.	5,539,947
11,428	Thermo Fisher Scientific Inc.	5,542,809
		17,132,660
	E-Commerce: 3.1%
28,095	Amazon.com Inc.*	6,168,819

	Electronic Components - Semiconductor: 11.4%
57,201	Amphenol Corp.	7,078,624
19,713	Broadcom Inc	6,503,516
46,896	NVIDIA Corp.	8,749,856
		22,331,996
	Enterprise Software/Services: 2.4%
13,528	Adobe Inc *	4,772,002

	Finance - Other Services: 12.9%
36,190	Intercontinental Exchange, Inc.	6,097,291
44,083	London Stock Exchange Group PL	5,944,455
12,023	Mastercard Inc .	6,838,803
18,687	Visa Inc.	6,379,368
		25,259,917
	Internet Content: 10.7%
9,514	Meta Platforms Inc. - Class A	6,986,891
5,732	Netflix Inc.*	6,872,209
83,200	Tencent Holdings Ltd	7,088,449
		20,947,549

GUINNESS ATKINSON GLOBAL INNOVATORS FUND

Schedule of Investments

at September 30, 2025 (Unaudited)

Shares	Common Stocks: 98.3%	Value
	Machinery - Electric Utility: 6.6%
94,556	ABB Ltd.	$6,808,127
32,905	AMETEK Inc.	6,186,140
		12,994,267
	Medical Instrument: 6.3%
65,394	Medtronic PLC	6,228,125
98,388	Siemens Healthineers AG	6,210,308
		12,438,433

	Power Conversion/Supply Equipment: 3.1%
21,779	Schneider Electric SE	6,074,569

	Retail - Apparel: 3.6%
586,200	ANTA Sports Products Ltd.	7,043,229

	Semiconductor: 13.8%
28,827	Applied Materials Inc.	5,902,040
6,513	KLA-Tencor Corp.	7,024,922
53,404	Lam Research Corp.	7,150,796
25,401	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	7,094,245
		27,172,003
	Web Portals: 3.9%
31,124	Alphabet Inc. - A Shares	7,566,244

	Total Common Stocks	193,061,497
	(cost $92,429,425)

	Total Investments in Securities	193,061,497
	(cost $92,429,425): 98.3%

	Other Assets in Excess of Liabilities: 1.7%	3,365,041

	Net Assets: 100.0%	$196,426,538

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company